FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details Narrative) € in Thousands, ₪ in Thousands, د.إ in Thousands, $ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 SGD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)
Financial Instruments And Risk Management
Financial liabilities					$ 22,114	$ 273	₪ 2,188	$ 151	د.إ 11	$ 21,137
Financial assets	$ 376	₪ 2,745	€ 163	$ 103